STOCK COMPENSATION EXPENSE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income (loss)	$ (5,917)	$ (3,459)	$ (5,905)	$ (8,386)
Net income (loss) per share
Basic	$ (0.24)	$ (0.14)	$ (0.24)	$ (0.34)
Diluted	$ (0.24)	$ (0.14)	$ (0.24)	$ (0.34)
Number of shares used for computing
Basic	25,157	24,646	25,085	24,646
Diluted	25,157	24,646	25,085	24,646
Stock-based compensation (ASC 718)
Allocated Share-based Compensation Expense	806	756	1,491	1,275
Net income (loss) before stock-based compensation	(5,111)	(2,703)	(4,414)	(7,111)
Net income (loss) before stock-based compensation per share
Basic	$ (0.20)	$ (0.11)	$ (0.18)	$ (0.29)
Diluted	$ (0.20)	$ (0.11)	$ (0.18)	$ (0.29)
Cost of Products and Services Sold [Member]
Stock-based compensation (ASC 718)
Allocated Share-based Compensation Expense	11	29	25	48
Research and Development [Member]
Stock-based compensation (ASC 718)
Allocated Share-based Compensation Expense	283	360	537	566
Selling, General and Administrative [Member]
Stock-based compensation (ASC 718)
Allocated Share-based Compensation Expense	$ 512	$ 367	$ 929	$ 661